EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Sep-18	17-Sep-18	15-Oct-18
To	30-Sep-18	15-Oct-18
Days	28

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$4,865,067.97
Series Nominal Liquidation Amount		1,980,225,067.97

Required Participation Amount		$1,980,225,067.97
Excess Receivables		$70,368,252.25

Total Collateral		2,050,593,320.21
Collateral as Percent of Notes		128.16%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,932,838,115.43
Total Principal Collections	($2,055,095,055.49)
Investment in New Receivables	$1,880,347,068.98
Receivables Added for Additional Accounts	$0.00
Repurchases	($26,649,652.16)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($664,878,973.26)
Less Servicing Adjustment	($4,917,062.81)

Ending Balance	$5,061,644,440.69

SAP for Next Period	38.79%

Average Receivable Balance	$5,267,207,699.60
Monthly Payment Rate	39.02%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$20,233,780.61
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,233,780.61

Series Allocation Percentage at Month-End	38.79%
Floating Allocation Percentage at Month-End	95.46%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	28
A1 LIBOR	2.158440%
A1 Applicable Margin	0.640000%

	2.798440%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,850,079.78	2.18
Principal A1	—	—

		2.18

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,812,579.78
Servicing Fee	1,646,133.33

Excess Cash Flow	3,033,289.20

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.93%
Pass / Fail	PASS